Commodity Trading Advisors (Details)	12 Months Ended
Dec. 31, 2012
Low end of the range
Commodity Trading Advisors
Annual percentage of allocated net assets paid as a management fee to commodity trading advisors	0.00%
Percentage of new trading profits on allocated net assets paid as a incentive fee to commodity trading advisors	20.00%
High end of the range
Commodity Trading Advisors
Annual percentage of allocated net assets paid as a management fee to commodity trading advisors	2.00%
Percentage of new trading profits on allocated net assets paid as a incentive fee to commodity trading advisors	26.00%